Acquisition and Deconsolidation of Subsidiary (Details 3) (USD $)	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business acquisition financial information
Revenues	$ 12,401,933			$ 1,520,035			$ 17,235,585	$ 2,812,210
Net Loss	(459,783)	(794,738)	(499,177)	(316,093)	(815,270)	(1,609,968)	(1,229,647)	(6,404,628)	(3,900,406)
RME [Member]
Business acquisition financial information
Revenues								2,651,711
Net Loss								26,147
RML [Member]
Business acquisition financial information
Revenues							1,042,367
Net Loss							17,594
Tropical [Member]
Business acquisition financial information
Revenues								2,284,321
Net Loss								(466,033)
ADEX Entities [Member]
Business acquisition financial information
Revenues							10,577,197
Net Loss							807,832
TNS [Member]
Business acquisition financial information
Revenues							1,042,367
Net Loss							78,404
ERFS [Member]
Business acquisition financial information
Revenues							146,036
Net Loss							$ 46,598